Business Combination - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Business Combinations
Business Combinations
5	Business Combinations

As mentioned in Note 1, the Company concluded some acquisition to improve its portfolio of educational solutions on January 7, 2020 and February 13, 2020 and November 20, 2020, respectively Pluri, Mind Makers and Meritt. The company’s direct/indirect interest in subsidaries is presented below:

December 31, 2020
Interest (%)
Livraria Livro Fácil Ltda. (“Livro Fácil”)	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%
Mind Makers Editora Educacional (“Mind Makers”)	100%
Colégio Anglo São Paulo	100%
Meritt Informação Educacional Ltda (“Meritt”)	100%

As of December 31, 2020, the Company’ business combinations are described below:

A & R Comercio e Serviços de Informática Ltda. (“Pluri”), Mind Makers Editora Educacional (“Mind Makers”) and Meritt Informação Educacional Ltda (“Meritt”).

On January 7, 2020, the Company concluded the acquisition of the entire ownership interest of Pluri for R$ 26,000. Pluri is an entity based in the State of Pernambuco specialized in solutions such as consulting and technologies for education systems. This acquisition is in line with the Company’s strategy of focusing on the distribution of its operations to another region. The agreement is also subject to certain additional earn-outs, associated with achievements defined in the agreement, such as revenue and profit, that could increase the purchase price by an additional R$ 1,706 over the life of the earn-out period.

On February 13, 2020, the Company concluded the acquisition of the entire ownership interest of Mind Makers, a company that offers computer programming and robotics courses and helps students develop skills relevant to their educational progress, such as coding and product development, as well as entrepreneurial and social and emotional skills including teamwork, leadership and perseverance. The total purchase price was R$ 18,200, R$ 10,000 of which was payable upon signing the agreement, with half of the remaining balance payable in 2021 and the other half of the remaining balance payable in 2022, with the 2021 and 2022 payments subject to certain adjustments. The agreement is also subject to certain additional earn-outs, associated with achievements defined in the agreement, such as revenue and profit, that could increase the purchase price by an additional R$ 5,421 over the life of the earn-out period.

On November 20, 2020, the Company acquired the ownership interest of Meritt Informação Educacional Ltda. in order to improve its current integrated educational platform of educational assessments, which will allow the Company to monitor students’ performance and educational tests in real time, as well as improvements in randomization in test questions and alternatives. The purchase price was R$ 3,500, of which R$ 3,200 was paid in cash and R$ 300 in installments that are still outstanding and accrue contractual charges according to the CDI. The agreement is also subject to certain earn-outs, that could increase the purchase price by an additional R$4,030 over the life of the earn-out period.

The acquisitions were accounted for using the acquisition method of accounting , i.e. the consideration transferred and the identifiable assets and liabilities acquired were measured at fair value, while goodwill is measured as the excess of consideration paid over those items.

The following table presents the assets and liabilities acquired for each business combination:

	Pluri	Mind Makers	Meritt (v)	Total
Current assets
Cash and cash equivalents	1,820	528	894	3,242
Trade receivables	1,687	3,303	-	4,990
Inventories (iv)	15,338	-	-	15,338
Prepayments	695	62	-	757
Taxes recoverable	746	2	4	752
Other receivables	2,905	-	-	2,905
Total current assets	23,191	3,895	898	27,984

Non-current assets
Property, plant and equipment	122	89	-	211
Other intangible assets	1,340	-	-	1,340
Intangible assets - Customer Portfólio (iii)	4,625	-	-	4,625
Intangible assets - Trademarks (ii)	-	16,060	-	16,060
Total non-current assets	6,087	16,149	-	22,236

Total Assets	29,278	20,044	898	50,220

Current liabilities
Suppliers	10,205	26	-	10,231
Salaries and social contributions	190	120	2	312
Taxes payable	13	10	10	33
Income tax and social contribution payable	298	80	-	378
Contract liabilities and deferred income	322	267	-	589
Total current liabilities	11,028	503	12	11,543

Non-current liabilities
Bonds and Financing	-	998	-	998
Other liabilities	364	-	-	364
Total non-current liabilities	364	998	-	1,362

Total liabilities	11,392	1,501	12	12,905

Net assets (A)	17,886	18,543	886	37,315
Total of Consideration transferred (B)	27,706	23,621	7,530	58,857
Goodwill (B – A) (i)	9,820	5,078	6,644	21,542

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated taking into account the contractual customer relationships existing on the acquisition date; royalty fees of 7.2% were used based on the market rates of companies with similar activities as the Company, which represents a market rate; finally, the discount rate (Weighted Averaged Cost of Capital (“WACC”)) used was 0.22% p.a.

(iii) The following assumptions were used to determine the customer portfolios: an average contract termination period of eight years and seven months; a nominal discount rate of 12.6% p.a. was used, which is equivalent to the WACC plus an additional risk premium of 0.07.

(iv) Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of the Company’s business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(v) Fair values measured on a provisional basis – The fair value of Meritt’s intangible assets (patented technology and customer relationships) has been measured provisionally, pending completion of an independent valuation.

From the date of acquisition to December 2020, Pluri, Mind Makers and Meritt contributed to revenue in the Consolidated Financial Statements as of December 31, 2020 in the amount of R$ 40,041; R$ 7,891 and R$ 43 respectively, and net profit (loss) for the year of R$ 111; R$ 1,052 and R$ (207).

If the acquisitions had been concluded on January 1, 2020, the Company estimates its combined (include Company and the acquistitions of Pluri, Mind Makers and Meritt) net revenue from sales and services would have been R$ 1,043,205 and Net loss of R$ (41,360) for the year ended December 31, 2020.

Somos - Anglo (Predecessor)
Business Combinations
Business Combinations
26.	Business Combination

On December 31, 2017, the Business entered into the Purchase and Sale Agreement and Other Covenants for the acquisition of 100% of the equity of Livraria Livro Fácil Ltda. The total amount of the acquisition was R$ 23.8 million, of which R$ 8.8 million was paid in cash by the Parent Entity, R$ 4.8 million by Somos Sistemas (a subsidiary of Somos Educação S.A., and for which fair value was determined at the market price at settlement date) in shares and R$ 10.2 million in installments, which are still outstanding and accrue contractual CDI charges. In these combined carve-out financial statements, the cash paid by the Parent Entity is recorded in “Parent’s Net Investment”.

Livro Fácil is a physical and digital e-commerce platform for the provision of value-added services and delivery of textbooks and literature to Brazilian schools, especially in regions where the Business did not operate. Livro Fácil will continue to acquire and resell books produced by the Business and by third parties, being considered as principal in such transactions, without changing its business model.

The following are the balances recognized in the business combination using the acquisition method of accounting:

As of December 31, 2017	Fair Value
Cash and Cash Equivalents	1,013
Trade Receivables	3,349
Inventories (i)	34,250
Tax recoverable	205
Other Assets	1,615
Property, plant and equipment	514
Intangible assets (ii)	7,050
Suppliers	(34,795)
Tax Payables	(919)
Income tax and social contribution payable	(292)
Net Assets	11,990
Goodwill	11,835
Acquisition total cost	23,825

(i)

Fair values adjustments were obtained based on the market comparison technique – i.e. the fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(ii)

Substantially refers to “Customer Portfolio which its asset’s fair value was obtained based on the estimated revenue taking into account the contractual customer relationships existing on the acquisition date, with an average contract termination period and a nominal discount rate of 15.00% p.a. was used, which is equivalent to the Weighted Averaged Cost of Capital (“WACC”).

Goodwill is recognized based on expected synergies from combining the operations of the acquiree and the acquiror, as well as due to an expected increase in the Business’ market-share due to the penetration of the business products and services in regions where the Business did not operate before. Goodwill and fair value adjustments recognized are expected to be fully deductible for tax purposes.

From the date of acquisition, December 27 to December 31, 2017, Livro Fácil had no material amount of revenue or losses. If the acquisition had taken place at the beginning of the financial period on which it occurred, the combined carve-out revenue would have been R$ 749.9 million and the combined carve-out “Loss before income tax and social contribution” would be of R$ (8.7) million.